SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Terrence Gallagher
Terrence Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Date	11/22/2006